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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07870


                            Pioneer Real Estate Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Real Estate Shares
SCHEDULE OF INVESTMENTS  09/30/2007

Shares                                                               Value

         COMMON STOCKS - 98.9 %
         Consumer Services - 4.6 %
         Hotels, Resorts & Cruise Lines - 4.6 %
113,500  Hilton Hotels Corp.                                      $5,276,615
 82,500  Starwood Hotels & Resorts                                 5,011,875
                                                                  $10,288,490
         Total Consumer Services                                  $10,288,490
         Real Estate - 93.8 %
         Diversified Real Estate Investment Trusts - 8.4 %
171,300  Liberty Property Trust                                   $6,887,973
 38,500  PS Business Parks, Inc.                                   2,188,725
 87,000  Vornado Realty Trust (b)                                  9,513,450
                                                                  $18,590,148
         Industrial Real Estate Investment Trusts - 8.2 %
 90,000  AMB Property Corp.                                       $5,382,900
356,000  DCT Industrial Trust, Inc.                                3,727,320
 76,200  First Potomac Realty Trust                                1,661,160
111,100  ProLogis Trust                                            7,371,485
                                                                  $18,142,865
         Mortgage Real Estate Investment Trusts - 1.0 %
 67,500  iStar Financial, Inc.                                    $2,294,325
         Office Real Estate Investment Trusts - 13.9 %
 77,200  BioMed Property Trust, Inc.                              $1,860,520
126,000  Boston Properties, Inc.                                   13,091,400
145,000  Brandywine Realty Trust (b)                               3,669,950
 56,000  Corporate Office Properties                               2,331,280
 40,000  Digital Realty Trust, Inc.                                1,575,600
 67,300  Highwoods Properties, Inc.                                2,467,891
260,000  HRPT Properties Trust                                     2,571,400
 55,000  Kilroy Realty Corp. (b)                                   3,334,650
                                                                  $30,902,691
         Real Estate Management & Development - 3.5 %
315,000  Brookfield Properties Corp.                              $7,843,500
         Residential Real Estate Investment Trusts - 17.8 %
 52,300  Apartment Investment & Management Co.                    $2,360,299
144,300  Archstone-Smith Trust                                     8,678,202
 69,900  AvalonBay Communities, Inc.                               8,252,394
 93,000  Camden Property Trust                                     5,975,250
260,000  Equity Residential Property Trust                         11,013,600
 16,000  Home Properties, Inc.                                       834,880
101,500  United Dominion Realty Trust                              2,468,480
                                                                  $39,583,105
         Retail Real Estate Investment Trusts - 28.0 %
 90,400  Cedar Shopping Centers, Inc.                             $1,231,248
146,400  Developers Diversifies Realty Corp.                       8,179,368
 72,100  Federal Realty Investment Trust                           6,388,060
 79,000  General Growth Properties, Inc.                           4,235,980
 84,300  Kimco Realty Corp.                                        3,811,203
 32,600  Kite Realty Group Trust                                     612,880
 88,900  Regency Centers Corp.                                     6,823,075
194,000  Simon Property Group, Inc.                                19,400,000
 72,900  Taubman Centers, Inc.                                     3,991,275
 86,000  The Macerich Co.                                          7,531,880
                                                                  $62,204,969
         Specialized Real Estate Investment Trusts - 13.4 %
150,000  Ashford Hospitality Trust                                $1,507,500
134,000  Extra Space Storage, Inc.                                 2,062,260
 26,000  Hospitality Properties Trust                              1,056,900
394,800  Host Hotels & Resorts, Inc.                               8,859,312
 40,000  HPC, Inc.                                                 1,326,800
153,200  Nationwide Health Properties, Inc.                        4,615,916
 96,000  Omega Healthcare Investors, Inc. *                        1,490,880
111,500  Public Storage, Inc.                                      8,769,475
                                                                  $29,689,043
         Total Real Estate                                        $209,250,646
         TOTAL COMMON STOCKS
         (Cost  $143,433,965)                                     $219,539,136
         TEMPORARY CASH INVESTMENTS - 4.5%
         Security Lending Collateral - 4.5%
9,908,553Securities Lending Investment Fund, 5.24%                $9,908,553
         TOTAL TEMPORARY CASH INVESTMENT
         (Cost  $9,908,553)                                       $9,908,553
         TOTAL INVESTMENT IN SECURITIES - 103.4%
         (Cost  $153,342,518)                                     $229,447,689
         OTHER ASSETS AND LIABILITIES - (3.4)%                    $(7,483,697)
         TOTAL NET ASSETS - 100.0%                                $221,963,992

         Non-income producing security.

         At September 30, 2007, the net unrealized gain on investments based on c

         Aggregate gross unrealized gain for all investments in wh$  78,256,692

         Aggregate gross unrealized loss for all investments in whi(1,907,816)
         Net unrealized gain                                      $76,348,876

         At September 30, 2007, the following securities were out on loan:
                                 Security                            Value
         Brandywine Realty Trust                                  $
960,489
         Vornado Realty Trust                                          8,306,554
         Kilroy Realty Corp.
31,52
         Total                                                    $    9,298,571



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Real Estate Shares

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2007

* Print the name and title of each signing officer under his or her signature.